Sprott Gold Miners ETF

Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.00%)
Gold Mining (96.10%)
Agnico Eagle Mines, Ltd.	474,684	$24,199,577
Alamos Gold, Inc., Class A(a)	908,345	11,089,673
AngloGold Ashanti, Ltd., Sponsored ADR(a)	144,001	3,483,384
B2Gold Corp.	2,864,705	11,318,923
Barrick Gold Corp.(a)	1,727,498	32,070,237
Centerra Gold, Inc.(a)	1,530,487	9,886,165
Coeur Mining, Inc.(a)(b)	529,205	2,111,528
Dundee Precious Metals, Inc.	1,590,155	11,601,131
Eldorado Gold Corp.(a)(b)	1,060,054	10,980,952
Endeavour Mining PLC(a)	437,712	10,548,487
Equinox Gold Corp.(a)(b)	600,309	3,082,608
Franco-Nevada Corp.	192,475	28,074,433
Gold Fields, Ltd., Sponsored ADR(a)	577,891	7,697,508
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	690,422	2,830,730
IAMGOLD Corp.(a)(b)	890,539	2,431,438
K92 Mining, Inc.(b)	422,705	2,402,053
Kinross Gold Corp.	567,668	2,671,379
New Gold, Inc.(b)	1,285,606	1,398,328
Newmont Corp.	521,966	25,586,773
Novagold Resources, Inc.(a)(b)	383,809	2,376,975
OceanaGold Corp.	1,172,772	2,906,982
Osisko Gold Royalties, Ltd.	173,137	2,736,372
Osisko Mining, Inc.(b)	654,706	2,083,045
Royal Gold, Inc.(a)	27,406	3,554,832
Seabridge Gold, Inc.(b)	153,191	1,977,938
SSR Mining, Inc.(a)	674,232	10,197,042
Torex Gold Resources, Inc.(b)	783,791	13,042,885
Wesdome Gold Mines, Ltd.(b)	2,040,296	11,684,714
Yamana Gold, Inc.	1,734,934	10,115,634
Total Gold Mining		264,141,726

Silver Mining (3.90%)
Pan American Silver Corp.(a)	587,380	10,717,566

TOTAL COMMON STOCKS
(Cost $234,003,477)		274,859,292

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.17%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $56,944)	4.67%	56,944	$56,944

Investments Purchased with Collateral from Securities Loaned (6.15%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%
(Cost $16,926,336)		16,926,336	16,926,336
TOTAL SHORT TERM INVESTMENTS
(Cost $16,983,280)			16,983,280

TOTAL INVESTMENTS (106.17%)
(Cost $250,986,757)			$291,842,572
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.17%)			(16,971,246)
NET ASSETS - 100.00%			$274,871,326

(a)	As of March 31, 2023, the security, or a portion of the security position was on loan. As of March 31, 2023, the total market value of securities on loan was $29,094,515. The loaned securities were secured with cash collateral of $16,926,336 and non-cash collateral with the value of $14,025,198. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Gold Miners ETF
Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.10%)
Copper Mining (0.31%)
SolGold PLC(a)(b)	1,485,201	$351,770

Diversified Metals & Mining (2.79%)
Leo Lithium, Ltd.(a)	854,699	297,088
Mincor Resources NL(a)(b)	3,033,202	2,848,695
Total Diversified Metals & Mining		3,145,783

Gold Mining (93.32%)
Argonaut Gold, Inc.(a)	1,258,656	586,721
Bellevue Gold, Ltd.(a)(b)	5,897,624	5,046,095
Capricorn Metals, Ltd.(a)	114,658	364,821
Centamin PLC	406,023	522,154
Centerra Gold, Inc.(b)	64,535	416,863
Coeur Mining, Inc.(a)	99,345	396,387
De Grey Mining, Ltd.(a)(b)	5,916,338	6,129,896
Dundee Precious Metals, Inc.	69,670	508,284
Eldorado Gold Corp.(a)(b)	48,544	502,861
Equinox Gold Corp.(a)	1,312,271	6,738,558
Firefinch, Ltd.(a)(b)	6,635,363	887,081
Gold Road Resources, Ltd.(b)	292,565	332,460
Greatland Gold PLC(a)(b)	3,568,320	338,943
Hochschild Mining PLC	3,896,769	4,061,938
K92 Mining, Inc.(a)	61,064	347,001
Karora Resources, Inc.(a)	1,150,350	3,864,291
McEwen Mining, Inc.(a)(b)	552,798	4,682,199
New Gold, Inc.(a)(b)	3,522,012	3,830,823
Novagold Resources, Inc.(a)(b)	1,099,678	6,839,997
OceanaGold Corp.(b)	2,764,647	6,852,806
Orla Mining, Ltd.(a)	1,274,291	6,043,807
Osisko Mining, Inc.(a)(b)	1,519,648	4,834,988
Pan African Resources PLC	1,562,104	319,497
Perseus Mining, Ltd.	4,327,033	6,883,916
Ramelius Resources, Ltd.(b)	586,976	498,302
Red 5, Ltd.(a)	2,865,661	287,332
Regis Resources, Ltd.	3,400,911	4,728,539
Sabina Gold & Silver Corp.(a)	3,702,533	5,616,125
Seabridge Gold, Inc.(a)(b)	26,790	346,930
Silver Lake Resources, Ltd.(a)	397,660	311,004
Skeena Resources, Ltd.(a)	58,876	360,705
St Barbara, Ltd.(a)	798,639	357,679
Tietto Minerals, Ltd.(a)	6,693,017	3,019,911
Torex Gold Resources, Inc.(a)(b)	453,445	7,545,674
Victoria Gold Corp.(a)	527,826	3,499,313
Wesdome Gold Mines, Ltd.(a)(b)	623,986	3,573,549
West African Resources, Ltd.(a)	5,076,888	3,257,896
Westgold Resources, Ltd.(a)	601,452	526,673
Total Gold Mining		105,262,019

Security Description	Shares	Value
Silver Mining (3.68%)
Endeavour Silver Corp.(a)(b)	1,075,934	$4,155,661

TOTAL COMMON STOCKS
(Cost $105,991,281)		112,915,233

RIGHTS (0.00%)
Kinross Gold Corp. - CVR (Expiring 12/31/2049), Strike Price CAD $0.01(c)	233,341	–

TOTAL RIGHTS
(Cost $–)		–

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (9.48%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $10,772)	4.67%	10,772	10,772

Investments Purchased with Collateral from Securities Loaned (9.47%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%
(Cost $10,677,895)		10,677,895	10,677,895
TOTAL SHORT TERM INVESTMENTS
(Cost $10,688,667)			10,688,667

TOTAL INVESTMENTS (109.58%)
(Cost $116,679,948)			$123,603,900
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.58%)			(10,806,636)
NET ASSETS - 100.00%			$112,797,264

(a)	Non-income producing security.
(b)	As of March 31, 2023, the security, or a portion of the security position was on loan. As of March 31, 2023, the total market value of securities on loan was $18,304,313. The loaned securities were secured with cash collateral of $10,677,895 and non-cash collateral with the value of $8,702,987. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

See Notes to Quarterly Schedule of Investments.

Sprott Uranium Miners ETF
Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (13.56%)
Sprott Physical Uranium Trust(a)(e)	9,826,321	$114,876,709

TOTAL CLOSED END FUND
(Cost $118,368,051)		114,876,709

Security Description	Shares	Value
COMMON STOCKS (85.99%)
Coal & Consumable Fuels (77.78%)
Alligator Energy, Ltd.(a)	169,440,923	4,077,455
Appia Rare Earths & Uranium Corp.(a)	13,008,823	2,598,877
Aura Energy, Ltd.(a)(b)	26,011,636	4,259,927
Bannerman Energy, Ltd.(a)(b)	7,637,199	7,402,365
Baselode Energy Corp.(a)	7,339,555	2,932,564
Berkeley Energia, Ltd.(a)	22,227,926	6,169,549
Boss Energy, Ltd.(a)	18,325,045	28,908,493
Cameco Corp.(b)	4,835,683	126,549,824
CanAlaska Uranium, Ltd.(a)	9,069,728	2,717,899
CGN Mining Co., Ltd.	333,270,300	35,237,946
Deep Yellow, Ltd.(a)	37,797,565	14,401,479
Denison Mines Corp.(a)	36,687,785	39,989,686
Elevate Uranium, Ltd.(a)(b)	14,266,823	3,433,193
Encore Energy Corp.(a)(b)	6,054,265	13,170,210
Energy Fuels, Inc.(a)(b)	6,984,877	38,975,614
F3 Uranium Corp.(a)	18,456,000	4,984,417
Fission Uranium Corp.(a)(b)	38,193,022	19,216,615
Forsys Metals Corp.(a)(b)	10,574,134	4,224,959
GoviEx Uranium, Inc.(a)(b)	34,839,293	5,542,322
IsoEnergy, Ltd.(a)(b)	5,896,060	13,436,822
Laramide Resources, Ltd.(a)(b)	11,573,629	3,853,595
Mega Uranium, Ltd.(a)(b)	19,991,949	2,884,521
NAC Kazatomprom JSC, GDR(c)	4,466,697	131,767,561
NexGen Energy, Ltd.(a)(b)	10,213,109	39,116,207
Paladin Energy, Ltd.(a)	82,994,086	36,060,265
Peninsula Energy, Ltd.(a)(b)	53,133,789	5,150,000
Skyharbour Resources, Ltd.(a)(b)	8,548,642	2,371,987
Toro Energy, Ltd.(a)(b)	249,276,368	1,832,914
Uranium Energy Corp.(a)	11,485,865	33,079,291
Uranium Royalty Corp.(a)(b)	4,101,070	8,496,482
Ur-Energy, Inc.(a)	13,303,349	14,101,550
Western Uranium & Vanadium Corp.(a)(b)	2,677,512	2,218,878
Total Coal & Consumable Fuels		659,163,467

Diversified Metals & Mining (4.18%)
Consolidated Uranium, Inc.(a)(b)	5,368,971	5,442,464
Global Atomic Corp.(a)(b)	10,019,950	21,574,587
Lotus Resources, Ltd.(a)	62,553,885	8,362,819
Total Diversified Metals & Mining		35,379,870

Security Description	Shares	Value
Trading Companies & Distributors (4.03%)
Yellow Cake PLC(a)(c)(d)	7,504,892	$34,180,476

TOTAL COMMON STOCKS
(Cost $905,858,398)		728,723,813

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.04%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $205,955)	4.67%	205,955	205,955

Investments Purchased with Collateral from Securities Loaned (4.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%
(Cost $34,093,792)		34,093,792	34,093,792
TOTAL SHORT TERM INVESTMENTS
(Cost $34,299,747)			34,299,747

TOTAL INVESTMENTS (103.59%)
(Cost $1,058,526,196)			$877,900,269
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.59%)			(30,424,081)
NET ASSETS - 100.00%			$847,476,188

(a)	Non-income producing security.
(b)	As of March 31, 2023, the security, or a portion of the security position is currently on loan. As of March 31, 2023, the total market value of securities on loan was $37,581,865. The loaned securities were secured with cash collateral of $34,093,792 and non-cash collateral with the value of $4,867,873. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2023, the aggregate market value of those securities was $165,948,037 representing 19.58% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the aggregate market value of those securities was $34,180,476, representing 4.03% of net assets.
(e)	See Notes to Quarterly Schedule of Investments (Affiliated Companies).

See Notes to Quarterly Schedule of Investments.

Sprott Energy Transition Materials ETF
Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.83%)
Coal & Consumable Fuels (21.96%)
Alligator Energy, Ltd.(a)	219,045	$5,271
Bannerman Energy, Ltd.(a)	9,420	9,130
Boss Energy, Ltd.(a)	20,808	32,825
Cameco Corp.	15,037	393,517
CGN Mining Co., Ltd.	375,000	39,650
Deep Yellow, Ltd.(a)	45,121	17,192
Denison Mines Corp.(a)	51,558	56,198
Encore Energy Corp.(a)	7,165	15,586
Energy Fuels, Inc.(a)	9,830	54,851
Fission Uranium Corp.(a)	39,022	19,634
NAC Kazatomprom JSC, GDR(b)	13,048	384,915
NexGen Energy, Ltd.(a)	57,247	219,256
Paladin Energy, Ltd.(a)	328,009	142,517
Peninsula Energy, Ltd.(a)	132,442	12,837
Uranium Energy Corp.(a)	45,982	132,428
Uranium Royalty Corp.(a)	5,535	11,402
Ur-Energy, Inc.(a)	14,053	14,896
Total Coal & Consumable Fuels		1,562,105

Copper Mining (23.46%)
Aeris Resources, Ltd.(a)	14,401	6,450
Antofagasta PLC	10,814	210,907
Atalaya Mining PLC(a)	1,835	7,719
Capstone Copper Corp.(a)	17,651	79,668
Central Asia Metals PLC	2,788	8,134
Copper Mountain Mining Corp.(a)	5,320	8,621
ERO Copper Corp.(a)	1,968	34,817
First Quantum Minerals, Ltd.	14,873	341,919
Freeport-McMoRan, Inc.	9,215	376,986
Jinchuan Group International Resources Co., Ltd.	82,000	6,581
KGHM Polska Miedz SA	3,239	91,734
Lundin Mining Corp.	17,210	116,898
OZ Minerals, Ltd.	7,585	142,523
Sandfire Resources, Ltd.	6,058	25,633
Sociedad Minera Cerro Verde SAA	533	15,990
SolGold PLC(a)	21,402	5,069
Southern Copper Corp.	2,296	175,070
Taseko Mines, Ltd.(a)	8,723	14,480
Total Copper Mining		1,669,199

Diversified Metals & Mining (36.44%)
29Metals, Ltd.	2,296	1,819
Allkem, Ltd.(a)	23,350	185,426
American Lithium Corp.(a)	4,223	9,780
Anson Resources, Ltd.(a)	21,484	2,585
Arafura Rare Earths, Ltd.(a)	137,587	45,525
Argosy Minerals, Ltd.(a)	28,506	8,384
Arizona Lithium, Ltd.(a)	48,934	1,701
Atlantic Lithium, Ltd.(a)	8,108	3,041

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Australian Strategic Materials, Ltd.(a)	10,691	$9,219
Boliden AB	4,920	193,311
Centaurus Metals, Ltd.(a)	16,144	10,144
Cobalt Blue Holdings, Ltd.(a)	14,545	3,549
Core Lithium, Ltd.(a)	37,300	21,443
Critical Elements Lithium Corp.(a)	4,305	8,123
Electra Battery Materials Corp.(a)	1,302	2,734
Eramet SA	656	68,440
Essential Metals, Ltd.(a)	5,248	1,719
Filo Mining Corp.(a)	1,353	23,266
Foran Mining Corp.(a)	2,737	7,999
Frontier Lithium, Inc.(a)	3,967	6,017
Galan Lithium, Ltd.(a)	5,494	4,003
Galileo Mining, Ltd.(a)	6,755	3,319
Global Atomic Corp.(a)	11,137	23,980
Global Lithium Resources, Ltd.(a)	3,034	2,860
Hastings Technology Metals, Ltd.(a)	8,917	15,199
Horizonte Minerals PLC(a)	6,755	11,333
Hudbay Minerals, Inc.	3,516	18,459
IGO, Ltd.	35,537	303,347
ioneer, Ltd.(a)	34,922	6,770
Ivanhoe Electric, Inc. / US(a)	861	10,461
Ivanhoe Mines, Ltd.(a)	7,944	71,769
Jervois Global, Ltd.(a)	126,158	5,566
Lake Resources NL(a)	28,249	8,403
Latin Resources, Ltd.(a)	36,829	2,954
Leo Lithium, Ltd.(a)	16,421	5,708
Liontown Resources, Ltd.(a)	37,895	65,354
Lithium Americas Corp.(a)	2,439	53,073
Lithium Power International, Ltd.(a)	6,990	1,635
Lotus Resources, Ltd.(a)	76,568	10,236
Lynas Rare Earths, Ltd.(a)	63,341	268,437
Mincor Resources NL(a)	40,088	37,649
MMG, Ltd.(a)	61,270	17,952
MP Materials Corp.(a)	11,019	310,626
Neometals, Ltd.(a)	20,475	8,212
Nickel Asia Corp.	335,200	41,619
Nickel Industries, Ltd.	183,528	110,411
Northern Dynasty Minerals, Ltd.(a)	8,671	2,071
Panoramic Resources, Ltd.(a)	161,490	16,192
Piedmont Lithium, Inc.(a)	328	19,696
Pilbara Minerals, Ltd.	105,771	278,568
Renascor Resources, Ltd.(a)	86,357	13,565
Sigma Lithium Corp.(a)	1,148	43,188
Solaris Resources, Inc.(a)	1,066	5,166
South Manganese Investment, Ltd.(a)	31,000	1,955
Standard Lithium, Ltd.(a)	3,116	11,841
Syrah Resources, Ltd.(a)	39,104	47,965
Talga Group, Ltd.(a)	13,171	14,483
Vale Indonesia Tbk PT(a)	217,300	96,372

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Vulcan Energy Resources, Ltd.(a)	1,886	$7,136
Total Diversified Metals & Mining		2,591,758

Environmental & Facilities Services (0.86%)
Li-Cycle Holdings Corp.(a)	10,926	61,514

Fertilizers & Agricultural Chemicals (4.06%)
Sociedad Quimica y Minera de Chile SA, ADR	3,567	289,142

Gold Mining (0.80%)
China Gold International Resources Corp., Ltd.(a)	4,100	14,990
Cia de Minas Buenaventura SAA, ADR	4,418	36,139
Ionic Rare Earths, Ltd.(a)	328,116	5,922
Total Gold Mining		57,051

Precious Metals & Minerals Mining (0.58%)
SilverCrest Metals, Inc.(a)	5,771	41,205

Silver Mining (3.70%)
Aya Gold & Silver, Inc.(a)	7,534	60,651
First Majestic Silver Corp.	12,741	91,863
Gatos Silver, Inc.(a)	2,132	13,922
GoGold Resources, Inc.(a)	11,060	17,104
MAG Silver Corp.(a)	3,895	49,350
Silvercorp Metals, Inc.	7,954	30,384
Total Silver Mining		263,274

Specialty Chemicals (7.97%)
Albemarle Corp.	1,312	290,004
Ganfeng Lithium Group Co., Ltd.(b)(c)	15,800	98,223
Livent Corp.(a)	6,263	136,032
Tianqi Lithium Corp.(a)	6,400	43,088
Total Specialty Chemicals		567,347

TOTAL COMMON STOCKS
(Cost $7,368,842)		7,102,595

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (0.24%)
iShares MSCI India ETF(a)	433	$17,043

TOTAL EXCHANGE TRADED FUNDS
(Cost $17,074)		17,043

TOTAL INVESTMENTS (100.07%)
(Cost $7,385,916)		$7,119,638
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.07%)		(5,048)
NET ASSETS - 100.00%		$7,114,590

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2023, the aggregate market value of those securities was $483,138 representing 6.79% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the aggregate market value of those securities was $98,223, representing 1.38% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Lithium Miners ETF
Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (94.41%)
Diversified Metals & Mining (64.50%)
Allkem, Ltd.(a)	57,240	$454,554
American Lithium Corp.(a)	30,445	70,509
Anson Resources, Ltd.(a)	114,205	13,741
Arena Minerals, Inc.(a)	45,005	20,979
Argosy Minerals, Ltd.(a)	205,360	60,400
Arizona Lithium, Ltd.(a)	364,825	12,681
Atlantic Lithium, Ltd.(a)	34,435	12,914
Cleantech Lithium PLC(a)	34,760	22,083
Core Lithium, Ltd.(a)	268,825	154,538
Critical Elements Lithium Corp.(a)	31,015	58,519
E3 Lithium, Ltd.(a)	9,775	19,601
Essential Metals, Ltd.(a)	63,290	20,730
European Lithium, Ltd.(a)	305,435	13,883
Frontier Lithium, Inc.(a)	28,510	43,245
Galan Lithium, Ltd.(a)	17,985	13,104
Global Lithium Resources, Ltd.(a)	11,415	10,759
Green Technology Metals, Ltd.(a)	26,935	13,413
IGO, Ltd.	27,005	230,517
Infinity Lithium Corp., Ltd.(a)	141,980	14,710
ioneer, Ltd.(a)	251,610	48,775
Kodal Minerals PLC(a)	5,460,770	26,474
Lake Resources NL(a)	203,440	60,515
Latin Resources, Ltd.(a)	210,140	16,856
Leo Lithium, Ltd.(a)	118,310	41,124
Lepidico, Ltd.(a)	1,641,710	12,071
Li-FT Power, Ltd.(a)	1,710	10,122
Liontown Resources, Ltd.(a)	214,940	370,685
Lithium Americas Corp.(a)	11,145	242,515
Lithium Ionic Corp.(a)	14,025	24,075
Lithium Power International, Ltd.(a)	50,515	11,818
Morella Corp., Ltd.(a)	1,545,130	9,296
Patriot Battery Metals, Inc.(a)	13,420	128,788
Piedmont Lithium, Inc.(a)	2,475	148,624
Pilbara Minerals, Ltd.	167,205	440,366
Rock Tech Lithium, Inc.(a)	8,395	16,958
Sigma Lithium Corp.(a)	6,315	237,570
Standard Lithium, Ltd.(a)	22,405	85,139
Tearlach Resources, Ltd.(a)	11,925	2,162
Vulcan Energy Resources, Ltd.(a)	13,630	51,568
Winsome Resources, Ltd.(a)	23,875	28,248
Total Diversified Metals & Mining		3,274,629

Fertilizers & Agricultural Chemicals (8.36%)
Sociedad Quimica y Minera de Chile SA, ADR	5,235	424,349

Security Description	Shares	Value
Specialty Chemicals (21.55%)
Albemarle Corp.	1,865	412,240
Ganfeng Lithium Group Co., Ltd.(b)(c)	30,400	188,986
Livent Corp.(a)	17,310	375,973
Tianqi Lithium Corp.(a)	17,400	117,147
Total Specialty Chemicals		1,094,346

TOTAL COMMON STOCKS
(Cost $4,957,855)		4,793,324

EXCHANGE TRADED FUNDS (4.01%)
Global X Lithium & Battery Tech ETF(a)	3,200	$203,360

TOTAL EXCHANGE TRADED FUNDS
(Cost $203,384)		203,360

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.10%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	4.67%	5,257	5,257

TOTAL SHORT TERM INVESTMENTS
(Cost $5,257)			5,257

TOTAL INVESTMENTS (98.52%)
(Cost $5,166,496)			$5,001,941
OTHER ASSETS IN EXCESS OF LIABILITIES (1.48%)			75,292
NET ASSETS - 100.00%			$5,077,233

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the aggregate market value of those securities was $188,986, representing 3.72% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2023, the aggregate market value of those securities was $188,986 representing 3.72% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Uranium Miners ETF
Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.94%)
Coal & Consumable Fuels (91.27%)
Alligator Energy, Ltd.(a)	8,375,308	$201,545
Anfield Energy, Inc.(a)	1,344,508	59,690
Aura Energy, Ltd.(a)	973,470	159,425
Bannerman Energy, Ltd.(a)	360,357	349,277
Baselode Energy Corp.(a)	193,090	77,150
Berkeley Energia, Ltd.(a)	949,448	231,650
Boss Energy, Ltd.(a)	524,799	827,891
CanAlaska Uranium, Ltd.(a)	299,216	89,665
CGN Mining Co., Ltd.	6,105,000	645,505
Deep Yellow, Ltd.(a)	1,724,967	657,240
Denison Mines Corp.(a)	737,244	803,596
Elevate Uranium, Ltd.(a)	698,494	168,087
Encore Energy Corp.(a)	273,572	595,118
Energy Fuels, Inc.(a)	318,044	1,774,686
Fission Uranium Corp.(a)	1,376,423	692,540
Forsys Metals Corp.(a)	316,704	126,541
GoviEx Uranium, Inc.(a)	1,326,869	211,082
IsoEnergy, Ltd.(a)	135,489	308,773
Laramide Resources, Ltd.(a)	486,135	161,865
Mega Uranium, Ltd.(a)	910,054	131,306
NexGen Energy, Ltd.(a)	524,918	2,010,435
Paladin Energy, Ltd.(a)	4,702,641	2,043,259
Peninsula Energy, Ltd.(a)	2,532,071	245,421
Skyharbour Resources, Ltd.(a)	368,452	102,234
Toro Energy, Ltd.(a)	7,213,521	53,041
Uranium Energy Corp.(a)	641,228	1,846,737
Uranium Royalty Corp.(a)	212,005	436,730
Ur-Energy, Inc.(a)	537,461	569,709
Western Uranium & Vanadium Corp.(a)	89,529	74,193
Total Coal & Consumable Fuels		15,654,391

Diversified Metals & Mining (7.67%)
Consolidated Uranium, Inc.(a)	162,595	164,821
Global Atomic Corp.(a)	353,213	760,525
Lotus Resources, Ltd.(a)	2,927,452	391,371
Total Diversified Metals & Mining		1,316,717

TOTAL COMMON STOCKS
(Cost $19,467,670)		16,971,108

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	4.67%	4,903	4,903

TOTAL SHORT TERM INVESTMENTS
(Cost $4,903)			4,903

TOTAL INVESTMENTS (98.97%)
(Cost $19,472,573)			$16,976,011
OTHER ASSETS IN EXCESS OF LIABILITIES (1.03%)			176,031
NET ASSETS - 100.00%			$17,152,042

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Copper Miners ETF

Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.89%)
Copper Mining (46.47%)
Aeris Resources, Ltd.(a)	136,510	$61,138
Arizona Sonoran Copper Co., Inc.(a)	12,270	16,796
Atalaya Mining PLC(a)	11,050	46,482
Austral Resources Australia, Ltd.(a)	77,060	13,908
Capstone Copper Corp.(a)	23,130	104,397
Central Asia Metals PLC	27,320	79,705
Copper Mountain Mining Corp.(a)	41,560	67,345
Cyprium Metals, Ltd.(a)	140,520	10,332
ERO Copper Corp.(a)	8,860	156,745
Hot Chili, Ltd.(a)	21,950	15,626
Jinchuan Group International Resources Co., Ltd.	550,000	44,141
Sandfire Resources, Ltd.	23,950	101,339
Sociedad Punta del Cobre SA	700	4,146
SolGold PLC(a)	336,260	79,643
Taseko Mines, Ltd.(a)	56,580	93,923
Total Copper		895,666

Diversified Metals & Mining (44.92%)
29Metals, Ltd.	27,580	21,846
AIC Mines, Ltd.(a)	50,050	14,721
Amerigo Resources, Ltd.	20,010	24,133
Arc Minerals, Ltd.(a)	211,610	10,572
Copperstone Resources AB(a)	272,810	36,746
Encounter Resources, Ltd.(a)	64,860	5,203
Entree Resources, Ltd.(a)	32,850	31,355
Filo Mining Corp.(a)	5,790	99,563
Foran Mining Corp.(a)	32,940	96,273
Hudbay Minerals, Inc.	14,190	74,498
Ivanhoe Electric, Inc. / US(a)	7,620	92,583
Los Andes Copper, Ltd.(a)	2,530	21,622
MMG, Ltd.(a)	320,000	93,759
New World Resources, Ltd.(a)	318,880	10,658
NGEx Minerals, Ltd.(a)	13,940	42,496
Northern Dynasty Minerals, Ltd.(a)	104,660	24,993
PolyMet Mining Corp.(a)	5,810	12,492
Rex Minerals, Ltd.(a)	107,740	20,165
Solaris Resources, Inc.(a)	12,760	61,841
Trilogy Metals, Inc.(a)	23,980	12,781
Wanguo International Mining Group, Ltd.	40,000	9,936
Western Copper & Gold Corp.(a)	26,060	47,690
Total Diversified Metals & Mining		865,926

Security Description	Shares	Value
Gold Mining (5.50%)
China Gold International Resources Corp., Ltd.(a)	29,000	106,027

TOTAL COMMON STOCKS
(Cost $1,969,596)		1,867,619

EXCHANGE TRADED FUNDS (3.13%)
iShares MSCI India ETF(a)	1,530	$60,221

TOTAL EXCHANGE TRADED FUNDS
(Cost $61,319)		60,221

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.10%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	4.67%	1,980	1,980

TOTAL SHORT TERM INVESTMENTS
(Cost $1,980)			1,980

TOTAL INVESTMENTS (100.12%)
(Cost $2,032,895)			$1,929,820
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.12%)			(2,220)
NET ASSETS - 100.00%			$1,927,600

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Nickel Miners ETF

Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.90%)
Diversified Metals & Mining (98.90%)
Ardea Resources, Ltd.(a)	64,204	$21,673
Aston Minerals, Ltd.(a)	375,417	31,368
Azure Minerals, Ltd.(a)	73,059	16,604
Canada Nickel Co., Inc.(a)	46,200	53,327
Centaurus Metals, Ltd.(a)	101,528	63,794
FPX Nickel Corp.(a)	63,000	21,210
Galileo Mining, Ltd.(a)	52,815	25,949
Global Ferronickel Holdings, Inc.	1,260,000	57,710
Horizonte Minerals PLC(a)	49,969	83,832
IGO, Ltd.	22,917	195,623
Legend Mining, Ltd.(a)	543,732	18,536
Mincor Resources NL(a)	72,429	68,023
Nickel 28 Capital Corp.(a)	35,000	30,041
Nickel Asia Corp.	750,500	93,183
Nickel Industries, Ltd.	324,740	195,365
Panoramic Resources, Ltd.(a)	455,343	45,656
Poseidon Nickel, Ltd.(a)	1,108,576	27,418
Premium Nickel Resources, Ltd.(a)	44,800	50,054
Sherritt International Corp.(a)	164,500	68,161
Sunrise Energy Metals, Ltd.(a)	25,550	32,279
Talon Metals Corp.(a)	238,000	63,396
Vale Indonesia Tbk PT(a)	394,800	175,092
Widgie Nickel, Ltd.(a)	97,013	20,103
Xinjiang Xinxin Mining Industry Co., Ltd.	315,000	55,377
Total Diversified Metals & Mining		1,513,774

TOTAL COMMON STOCKS
(Cost $1,433,134)		1,513,774

TOTAL INVESTMENTS (98.90%)
(Cost $1,433,134)		$1,513,774
OTHER ASSETS IN EXCESS OF LIABILITIES (1.10%)		16,838
NET ASSETS - 100.00%		$1,530,612

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

March 31, 2023 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at March 31, 2023:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$274,859,292	$–	$–	$274,859,292
Short Term Investments	16,983,280	–	–	16,983,280
Total	$291,842,572	$–	$–	$291,842,572

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$112,028,152	$887,081	$–	$112,915,233
Rights*	–	–	–	–
Short Term Investments	10,688,667	–	–	10,688,667
Total	$122,716,819	$887,081	$–	$123,603,900

Sprott Uranium Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$724,463,886	$4,259,927	$–	$728,723,813
Closed End Fund*	114,876,709	–	–	114,876,709
Short Term Investments	34,299,747	–	–	34,299,747
Total	$873,640,342	$4,259,927	$–	$877,900,269

Sprott Energy Transition Materials ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$7,100,640	$1,955	$–	$7,102,595
Exchange Traded Funds*	17,043	–	–	17,043
Total	$7,117,683	$1,955	$–	$7,119,638

Sprott Lithium Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$4,793,324	$–	$–	$4,793,324
Exchange Traded Funds*	203,360	–	–	203,360
Short Term Investments	5,257	–	–	5,257
Total	$5,001,941	$–	$–	$5,001,941

Sprott Junior Uranium Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$16,811,683	$159,425	$–	$16,971,108
Short Term Investments	4,903	–	–	4,903
Total	$16,816,586	$159,425	$–	$16,976,011

Sprott Junior Copper Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,857,287	$10,332	$–	$1,857,619
Exchange Traded Funds*	60,221	–	–	60,221
Short Term Investments	1,980	–	–	1,980
Total	$1,919,488	$10,332	$–	$1,929,820

Sprott Nickel Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,482,406	$31,368	$–	$1,513,774
Total	$1,482,406	$31,368	$–	$1,513,774

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Sprott Junior Gold Miners ETF
Balance as of December 31, 2022	$-
Purchases	-
Sales Proceeds	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance as of March 31, 2023	$-

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2023	$-

There were no transfers out of or into level 3 during the period ended March 31, 2023.

Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended March 31, 2023, the Sprott Uranium Miners ETF held shares in the following affiliate, as defined by the Investment Company Act of 1940:

Security Name	Market Value as of January 1, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Change in Unrealized Gain/ (Loss)	Realized Gain/(Loss)	Market Value as of March 31, 2023	Share Balance as of March 31, 2023
Sprott Physical Uranium Trust(a)	$115,816,653	$-	$7,810,038	$(5,985,420)	$(2,284,769)	$1,023,207	$(1,503,000)	$114,876,709	9,826,321
TOTAL	$115,816,653	$-	$7,810,038	$(5,985,420)	$(2,284,769)	$1,023,207	$(1,503,000)	$114,876,709	9,826,321

(a)	The fund was reorganized on April 22, 2022 and the security became an affiliate.